Exhibit 99
Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	July 2021
Payment Date	8/16/2021
Transaction Month	45
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,997,343,293.47	78,146		56.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$278,600,000.00	1.47%		November 15, 2018
Class A-2a Notes	$525,100,000.00	1.80%		September 15, 2020
Class A-2b Notes	$215,000,000.00	0.21313%	*	September 15, 2020
Class A-3 Notes	$557,300,000.00	2.01%		March 15, 2022
Class A-4 Notes	$177,380,000.00	2.16%		March 15, 2023
Class B Notes	$55,370,000.00	2.35%		April 15, 2023
Class C Notes	$36,910,000.00	2.50%		May 15, 2024
Total	$1,845,660,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$479,796.73

Principal:
Principal Collections	$12,420,682.02
Prepayments in Full	$4,723,011.07
Liquidation Proceeds	$42,018.14
Recoveries	$127,792.62
Sub Total	$17,313,503.85
Collections	$17,793,300.58

Purchase Amounts:
Purchase Amounts Related to Principal	$251,085.08
Purchase Amounts Related to Interest	$1,304.25
Sub Total	$252,389.33

Clean-up Call	$192,011,164.97

Reserve Account Draw Amount	$9,986,716.47

Available Funds - Total	$220,043,571.35

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	July 2021
Payment Date	8/16/2021
Transaction Month	45
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$220,043,571.35
Servicing Fee	$174,633.93	$174,633.93	$0.00	$0.00	$219,868,937.42
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$219,868,937.42
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$219,868,937.42
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$219,868,937.42
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$219,868,937.42
Interest - Class A-4 Notes	$121,714.12	$121,714.12	$0.00	$0.00	$219,747,223.30
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$219,747,223.30
Interest - Class B Notes	$108,432.92	$108,432.92	$0.00	$0.00	$219,638,790.38
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$219,638,790.38
Interest - Class C Notes	$76,895.83	$76,895.83	$0.00	$0.00	$219,561,894.55
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$219,561,894.55
Regular Principal Payment	$159,898,955.17	$159,898,955.17	$0.00	$0.00	$59,662,939.38
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$59,662,939.38
Residual Released to Depositor	$0.00	$59,662,939.38	$0.00	$0.00	$0.00
Total		$220,043,571.35

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$159,898,955.17
Total					$159,898,955.17
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
Original	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$67,618,955.17	$381.21	$121,714.12	$0.69	$67,740,669.29	$381.90
Class B Notes	$55,370,000.00	$1,000.00	$108,432.92	$1.96	$55,478,432.92	$1,001.96
Class C Notes	$36,910,000.00	$1,000.00	$76,895.83	$2.08	$36,986,895.83	$1,002.08
Total	$159,898,955.17	$86.64	$307,042.87	$0.17	$160,205,998.04	$86.81

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	July 2021
Payment Date	8/16/2021
Transaction Month	45

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$67,618,955.17	0.3812096	$0.00	0.0000000
Class B Notes	$55,370,000.00	1.0000000	$0.00	0.0000000
Class C Notes	$36,910,000.00	1.0000000	$0.00	0.0000000
Total	$159,898,955.17	0.0866351	$0.00	0.0000000

Pool Information
Weighted Average APR	2.769%	2.778%
Weighted Average Remaining Term	20.91	20.20
Number of Receivables Outstanding	23,805	22,598
Pool Balance	$209,560,712.80	$192,011,164.97
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$196,812,240.45	$180,479,005.85
Pool Factor	0.1049197	0.0961333

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,986,716.47
Yield Supplement Overcollateralization Amount	$11,532,159.12
Targeted Overcollateralization Amount	$48,445,444.40
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$192,011,164.97

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,986,716.47
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$9,986,716.47
Ending Reserve Account Balance	$0.00
Change in Reserve Account Balance	$(9,986,716.47)
Specified Reserve Balance	$9,986,716.47

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	July 2021
Payment Date	8/16/2021
Transaction Month	45
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		63	$112,751.52
(Recoveries)		142	$127,792.62
Net Loss for Current Collection Period			$(15,041.10)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			-0.08610%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3984%
Second Prior Collection Period			0.0556%
Prior Collection Period			-0.5763%
Current Collection Period			-0.0899%
Four Month Average (Current and Prior Three Collection Periods)			-0.0531%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		5,156	$16,898,870.92
(Cumulative Recoveries)			$3,950,821.77
Cumulative Net Loss for All Collection Periods			$12,948,049.15
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6483%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,277.52
Average Net Loss for Receivables that have experienced a Realized Loss			$2,511.26

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.34%	215	$2,566,822.21
61-90 Days Delinquent	0.13%	21	$248,916.89
91-120 Days Delinquent	0.03%	4	$62,181.90
Over 120 Days Delinquent	0.33%	42	$634,198.99
Total Delinquent Receivables	1.83%	282	$3,512,119.99

Repossession Inventory:
Repossessed in the Current Collection Period		4	$58,735.42
Total Repossessed Inventory		9	$111,805.71

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2959%
Prior Collection Period			0.2815%
Current Collection Period			0.2965%
Three Month Average			0.2913%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4923%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	July 2021
Payment Date	8/16/2021
Transaction Month	45

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	38	$405,781.02
2 Months Extended	71	$945,050.38
3+ Months Extended	9	$86,659.81

Total Receivables Extended	118	$1,437,491.21

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer